Notes Payable, Related Party (Details Narrtive) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2018	May 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Feb. 29, 2020	May 25, 2019	Jan. 09, 2014
Notes Payable, Related Party			$ 22,554	$ 14,000	$ 22,554	$ 35,500
Gain on Debt Cancellation				168,048	0
Accrued interest			28,306		28,306	$ 5,782
Beneficial conversion feature					(27,954)
Note Payable			70,000	$ 0	70,000
Legal Custodian One
Notes Payable, Related Party			$ 35,554		$ 35,554
Interest rate			10.00%
Conversion Price			$ 0.0001		$ 0.0001
Conversion of Stock, Amount Converted	$ 13,000
Legal Custodian Two
Notes Payable, Related Party			$ 600		$ 600
Interest rate		10.00%			10.00%
Advances		$ 600
Accrued interest			0		$ 0
Dan Nguyen
Notes Payable, Related Party							$ 33,334
Note Payable							$ 1,666,667
Interest Rate							5.00%
Edward Manolos
Notes Payable, Related Party							$ 33,334
Note Payable							$ 1,666,667
Interest Rate							5.00%
Legal Custodian
Notes Payable, Related Party			$ 10,000		10,000
Gain on Debt Cancellation					$ 168,048
Shareholder
Note Payable								$ 70,000
Interest Rate								10.00%